Income Taxes (Details Textual) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards, Valuation Allowance	$ 1,665,000	$ 997,000
US Federal and State [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	$ 28,588,000